Contingent consideration (Details) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2019	Jan. 31, 2018		Jan. 31, 2017
Disclosure of detailed information about business combination [line items]
Loss on recognition of contingent consideration payable		£ 754	£ 0	[1]	£ 0
Contingent consideration		(629)	0	[1]
Contingent consideration paid		192	£ 0		£ 0
Discuva Limited
Disclosure of detailed information about business combination [line items]
Loss on recognition of contingent consideration payable	£ 800
Contingent consideration		(600)
Contingent consideration paid		£ (200)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’